Adoption of new and revised International Financial Reporting Standards	9 Months Ended
Sep. 30, 2019
Adoption of new and revised International Financial Reporting Standards
Adoption of new and revised International Financial Reporting Standards

3. Adoption of new and revised International Financial Reporting Standards

The accounting policies adopted in the preparation of the condensed consolidated financial statements are consistent with those applied in the preparation of the Company’s annual financial statements for the year ended December 31, 2018, except for the change in accounting policies resulting from the implementation of IFRS 16 Leases.

IFRS 16 specifies how an entity recognizes, measures, presents and discloses leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Upon implementation of the standard on January 1, 2019, the Company recognized a lease liability and a corresponding right-of-use asset. As at September 30, 2019, the carrying amount of the lease liability is € 0.9 million and the carrying amount of the right-of-use asset is € 0.9 million
The impact on the income statement is that operating expenses are replaced by depreciation expenses on the right-of-use asset and interest expenses on the lease liability. The main impact on the statement of cash flows is higher cash flows from operating activities, since cash payments for the principal part of the lease liability are classified as cash flows used in financing activities, whereas such payments were previously classified as cash flows used in operating activities. (effect on nine-month period ended September 2019: € 0.9 million).

Other new Standards and Interpretations, which became effective as of January 1, 2019, did not have a material impact on our condensed consolidated financial statements.